Current and long-term debt - 2021 Ocean Yield financing (Details)	1 Months Ended
	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,588,290,000	$ 1,436,224,000
2021 Ocean Yield Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,200,000	$ 58,100,000	$ 63,900,000
Borrowings, bareboat charter term	10 years
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario One
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
2021 Ocean Yield Lease Financing | Consolidated Liquidity Requirement - Scenario Two
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	$ 500,000
Consolidated liquidity requirement per each chartered-in vessel				$ 250,000
STI Gallantry and STI Guard | 2021 Ocean Yield Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel	2
Periodic payment per vessel	$ 200,000